Document and Entity Information	Jul. 17, 2024
Cover [Abstract]
Entity Registrant Name	DARDEN RESTAURANTS INC
Amendment Flag	false
Entity Central Index Key	0000940944
Document Type	8-K
Document Period End Date	Jul. 17, 2024
Entity File Number	1-13666
Entity Incorporation State Country Code	FL
Entity Tax Identification Number	59-3305930
Entity Address, Address Line One	1000 Darden Center Drive
Entity Address, City or Town	Orlando
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32837
City Area Code	(407)
Local Phone Number	245-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, without par value
Trading Symbol	DRI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false